Other Payables - Schedule of Other Payables (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	[1]	Dec. 31, 2025 EUR (€)
Schedule of Other Payables [Abstract]
Employees and payroll accruals	€ 799			€ 562
Provision for Legal Claims	53			53
Government authorities	384			279
Deferred revenues	3,505			2,045
Accrued expenses connected to Manara PSP	5,759			4,852
Accrued interest on Debentures	1,343			2,093
Other accrued expenses	6,361			6,749
Total	€ 18,204	$ 20,751		€ 16,633

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)